Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from external customers	$ 2,021.2	$ 1,690.0
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	755.0	282.2
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	741.1	501.2
Japan [Member]
Disclosure of operating segments [line items]
Revenue from external customers	274.1	203.3
India [Member]
Disclosure of operating segments [line items]
Revenue from external customers	82.0	0.0
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	67.4	30.1
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	63.9	20.7
South Korea [Member]
Disclosure of operating segments [line items]
Revenue from external customers	23.0	27.6
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	13.6	268.2
Belgium [Member]
Disclosure of operating segments [line items]
Revenue from external customers	1.1	79.1
Hong Kong [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0.0	176.7
Singapore [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0.0	53.6
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0.0	44.4
Chile [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 0.0	$ 2.9